Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Royce Quant Small-Cap Quality Value ETF
Shareholder Report [Line Items]
Fund Name	Royce Quant Small-Cap Quality Value ETF
Class Name	Royce Quant Small-Cap Quality Value ETF
Trading Symbol	SQLV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
Additional Information Phone Number	1-877-721-1926 or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Royce Quant Small-Cap Quality Value ETF	$30	0.60%
[1]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 29,423,950
Holdings Count | $ / shares	271	[2]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$29,423,950
Total Number of Portfolio Holdings*	271
Portfolio Turnover Rate	19%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.